PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions					1 Months Ended	12 Months Ended
	Jul. 17, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 05, 2017	Dec. 31, 2019	Dec. 31, 2019	Jan. 01, 2019
Plant, property and equipment
Cost		$ 92,337			$ 92,807	$ 92,807
Accumulated Depreciation		25,834			27,318	27,318
Net Book Value		66,503			65,489	65,489	$ 67,088
Energy East, Eastern Mainline and Upland projects
Plant, property and equipment
Impairment charge				$ 83
Impairment charge, net of tax				$ 64
Power development project
Plant, property and equipment
Impairment charge			$ 21
Impairment charge, net of tax			$ 16
Bison
Plant, property and equipment
Impairment charge		722
Impairment charge, net of tax and noncontrolling interest		140
Gain on contract termination		130
Gain on contract termination, net of tax and noncontrolling interest		25
Canadian Natural Gas Pipelines | Under construction | NGTL System
Plant, property and equipment
Accumulated Depreciation		0			0	0
Operating segments | Canadian Natural Gas Pipelines
Plant, property and equipment
Cost		33,897			38,090	38,090
Accumulated Depreciation		17,884			18,832	18,832
Net Book Value		16,013			19,258	19,258
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Plant, property and equipment
Cost		17,411			20,238	20,238
Accumulated Depreciation		6,790			7,226	7,226
Net Book Value		10,621			13,012	13,012
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Plant, property and equipment
Cost		14,520			14,715	14,715
Accumulated Depreciation		9,674			10,151	10,151
Net Book Value		4,846			4,564	4,564
Operating segments | Canadian Natural Gas Pipelines | Other
Plant, property and equipment
Cost		1,842			1,861	1,861
Accumulated Depreciation		1,420			1,455	1,455
Net Book Value		422			406	406
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost		1,966			3,137	3,137
Accumulated Depreciation		1,420			1,455	1,455
Net Book Value		546			1,682	1,682
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Plant, property and equipment
Cost		10,764			11,556	11,556
Accumulated Depreciation		4,500			4,846	4,846
Net Book Value		6,264			6,710	6,710
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Plant, property and equipment
Cost		10,077			10,145	10,145
Accumulated Depreciation		6,777			7,109	7,109
Net Book Value		3,300			3,036	3,036
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Plant, property and equipment
Cost		3,289			4,205	4,205
Accumulated Depreciation		1,677			1,771	1,771
Net Book Value		1,612			2,434	2,434
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Plant, property and equipment
Cost		3,642			3,867	3,867
Accumulated Depreciation		2,656			2,823	2,823
Net Book Value		986			1,044	1,044
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Plant, property and equipment
Cost		1,247			1,296	1,296
Accumulated Depreciation		613			609	609
Net Book Value		634			687	687
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Plant, property and equipment
Cost		652			643	643
Accumulated Depreciation		241			219	219
Net Book Value		411			424	424
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Plant, property and equipment
Cost		15,300			17,057	17,057
Accumulated Depreciation		6,790			7,226	7,226
Net Book Value		8,510			9,831	9,831
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Plant, property and equipment
Cost		14,371			14,655	14,655
Accumulated Depreciation		9,674			10,151	10,151
Net Book Value		4,697			4,504	4,504
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Plant, property and equipment
Cost		2,111			3,181	3,181
Net Book Value		2,111			3,181	3,181
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Plant, property and equipment
Cost		149			60	60
Accumulated Depreciation		0			0	0
Net Book Value		149			60	60
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost		124			1,276	1,276
Accumulated Depreciation		0			0	0
Net Book Value		124			1,276	1,276
Operating segments | U.S. Natural Gas Pipelines
Plant, property and equipment
Cost		31,444			31,250	31,250
Accumulated Depreciation		4,454			4,890	4,890
Net Book Value		26,990			26,360	26,360
Operating segments | U.S. Natural Gas Pipelines | Other Natural Gas Pipelines
Plant, property and equipment
Cost		9,503			8,638	8,638
Accumulated Depreciation		2,841			2,907	2,907
Net Book Value		6,662			5,731	5,731
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Plant, property and equipment
Cost		16,874			17,471	17,471
Accumulated Depreciation		458			720	720
Net Book Value		16,416			16,751	16,751
Operating segments | U.S. Natural Gas Pipelines | ANR
Plant, property and equipment
Cost		5,067			5,141	5,141
Accumulated Depreciation		1,155			1,263	1,263
Net Book Value		3,912			3,878	3,878
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other
Plant, property and equipment
Cost		1,190			1,228	1,228
Accumulated Depreciation		474			574	574
Net Book Value		716			654	654
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Plant, property and equipment
Cost		6,711			9,708	9,708
Accumulated Depreciation		251			389	389
Net Book Value		6,460			9,319	9,319
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Plant, property and equipment
Cost		1,600			1,594	1,594
Accumulated Depreciation		443			472	472
Net Book Value		1,157			1,122	1,122
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Plant, property and equipment
Cost		2,322			2,257	2,257
Accumulated Depreciation		951			969	969
Net Book Value		1,371			1,288	1,288
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Plant, property and equipment
Cost		2,180			2,090	2,090
Accumulated Depreciation		1,251			1,208	1,208
Net Book Value		929			882	882
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Plant, property and equipment
Cost		1,753			2,597	2,597
Accumulated Depreciation		74			114	114
Net Book Value		1,679			2,483	2,483
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Midstream
Plant, property and equipment
Cost		1,212			302	302
Accumulated Depreciation		91			42	42
Net Book Value		1,121			260	260
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Plant, property and equipment
Cost		2,932			4,094	4,094
Accumulated Depreciation		132			206	206
Net Book Value		2,800			3,888	3,888
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Plant, property and equipment
Cost		1,978			2,050	2,050
Accumulated Depreciation		388			436	436
Net Book Value		1,590			1,614	1,614
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Plant, property and equipment
Cost		2,884			3,244	3,244
Accumulated Depreciation		75			125	125
Net Book Value		2,809			3,119	3,119
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Plant, property and equipment
Cost		1,217			1,245	1,245
Accumulated Depreciation		324			355	355
Net Book Value		893			890	890
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost		8,657			8,474	8,474
Accumulated Depreciation		2,841			2,907	2,907
Net Book Value		5,816			5,567	5,567
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Plant, property and equipment
Cost		12,527			17,046	17,046
Accumulated Depreciation		458			720	720
Net Book Value		12,069			16,326	16,326
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Plant, property and equipment
Cost		4,795			4,889	4,889
Accumulated Depreciation		1,155			1,263	1,263
Net Book Value		3,640			3,626	3,626
Operating segments | U.S. Natural Gas Pipelines | Under construction
Plant, property and equipment
Accumulated Depreciation		0			0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Plant, property and equipment
Cost		846			164	164
Accumulated Depreciation		0			0	0
Net Book Value		846			164	164
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Plant, property and equipment
Cost		4,347			425	425
Accumulated Depreciation		0			0	0
Net Book Value		4,347			425	425
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Plant, property and equipment
Cost		272			252	252
Net Book Value		272			252	252
Operating segments | Mexico Natural Gas Pipelines
Plant, property and equipment
Cost		6,308			6,438	6,438
Accumulated Depreciation		433			518	518
Net Book Value		5,875			5,920	5,920
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Plant, property and equipment
Cost		3,172			2,988	2,988
Accumulated Depreciation		301			340	340
Net Book Value		2,871			2,648	2,648
Operating segments | Mexico Natural Gas Pipelines | Compression
Plant, property and equipment
Cost		506			486	486
Accumulated Depreciation		41			54	54
Net Book Value		465			432	432
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Plant, property and equipment
Cost		640			643	643
Accumulated Depreciation		91			124	124
Net Book Value		549			519	519
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost		4,318			4,117	4,117
Accumulated Depreciation		433			518	518
Net Book Value		3,885			3,599	3,599
Operating segments | Mexico Natural Gas Pipelines | Under construction
Plant, property and equipment
Cost		1,990			2,321	2,321
Accumulated Depreciation		0			0	0
Net Book Value		1,990			2,321	2,321
Operating segments | Liquids Pipelines
Plant, property and equipment
Cost		15,702			14,142	14,142
Accumulated Depreciation		1,976			2,167	2,167
Net Book Value		13,726			11,975	11,975
Operating segments | Liquids Pipelines | Keystone Pipeline System
Plant, property and equipment
Cost		14,461			13,948	13,948
Accumulated Depreciation		1,943			2,163	2,163
Net Book Value		12,518			11,785	11,785
Operating segments | Liquids Pipelines | Intra-Alberta Pipelines
Plant, property and equipment
Cost		1,241			194	194
Accumulated Depreciation		33			4	4
Net Book Value		1,208			190	190
Operating segments | Liquids Pipelines | Pipeline | Keystone Pipeline System
Plant, property and equipment
Cost		9,780			9,378	9,378
Accumulated Depreciation		1,271			1,403	1,403
Net Book Value		8,509			7,975	7,975
Operating segments | Liquids Pipelines | Pipeline | Intra-Alberta Pipelines
Plant, property and equipment
Cost		762			138	138
Accumulated Depreciation		22			2	2
Net Book Value		740			136	136
Operating segments | Liquids Pipelines | Pumping equipment | Keystone Pipeline System
Plant, property and equipment
Cost		1,065			1,035	1,035
Accumulated Depreciation		184			204	204
Net Book Value		881			831	831
Operating segments | Liquids Pipelines | Pumping equipment | Intra-Alberta Pipelines
Plant, property and equipment
Cost		104			0	0
Accumulated Depreciation		3			0	0
Net Book Value		101			0	0
Operating segments | Liquids Pipelines | Tanks and other | Keystone Pipeline System
Plant, property and equipment
Cost		3,598			3,488	3,488
Accumulated Depreciation		488			556	556
Net Book Value		3,110			2,932	2,932
Operating segments | Liquids Pipelines | Tanks and other | Intra-Alberta Pipelines
Plant, property and equipment
Cost		291			56	56
Accumulated Depreciation		8			2	2
Net Book Value		283			54	54
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Keystone Pipeline System
Plant, property and equipment
Cost		14,443			13,901	13,901
Accumulated Depreciation		1,943			2,163	2,163
Net Book Value		12,500			11,738	11,738
Operating segments | Liquids Pipelines | Property, plant and equipment excluding under construction | Intra-Alberta Pipelines
Plant, property and equipment
Cost		1,157			194	194
Accumulated Depreciation		33			4	4
Net Book Value		1,124			190	190
Operating segments | Liquids Pipelines | Under construction | Keystone Pipeline System
Plant, property and equipment
Cost		18			47	47
Accumulated Depreciation		0			0	0
Net Book Value		18			47	47
Operating segments | Liquids Pipelines | Under construction | Intra-Alberta Pipelines
Plant, property and equipment
Cost		84			0	0
Accumulated Depreciation		0			0	0
Net Book Value		84			0	0
Operating segments | Power and Storage
Plant, property and equipment
Cost		4,538			2,004	2,004
Accumulated Depreciation		877			703	703
Net Book Value		3,661			1,301	1,301
Operating segments | Power and Storage | Natural Gas
Plant, property and equipment
Cost		2,062			1,256	1,256
Accumulated Depreciation		708			522	522
Net Book Value		1,354			734	734
Operating segments | Power and Storage | Natural Gas Storage and Other
Plant, property and equipment
Cost		741			742	742
Accumulated Depreciation		169			181	181
Net Book Value		572			561	561
Operating segments | Power and Storage | Property, plant and equipment excluding under construction
Plant, property and equipment
Cost		2,803			1,998	1,998
Accumulated Depreciation		877			703	703
Net Book Value		1,926			1,295	1,295
Operating segments | Power and Storage | Under construction
Plant, property and equipment
Cost		1,735			6	6
Accumulated Depreciation		0			0	0
Net Book Value		1,735			6	6
Corporate
Plant, property and equipment
Cost		448			883	883
Accumulated Depreciation		210			208	208
Net Book Value		$ 238			$ 675	$ 675
TC PipeLines, LP
Plant, property and equipment
Noncontrolling interest, ownership interest by parent					25.50%	25.50%
Disposal group, disposed of by sale, not discontinued operations | KKR and AIMCo | Coastal GasLink pipeline project
Plant, property and equipment
Equity interest					65.00%
Disposal group, disposed of by sale, not discontinued operations | 20 First Nations | Coastal GasLink pipeline project
Plant, property and equipment
Equity interest						10.00%
Northern Courier pipeline | Disposal group, disposed of by sale, not discontinued operations
Plant, property and equipment
Ownership interest sold	85.00%
Northern Courier pipeline | Liquids Pipelines
Plant, property and equipment
Ownership interest percentage	15.00%				15.00%	15.00%